Schedule of intangible assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Trademark right	$ 516	$ 498
Copyright	368	356
Patent right	1,695	1,636
Total	2,579	2,490
Less: Accumulated amortization	(2,509)	(2,013)
Intangible assets, net	$ 70	$ 477